TAXES ON INCOME - Disclosure of general (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXES ON INCOME
Corporate income tax rate	23.00%	23.00%	23.00%
Companies in Israel
TAXES ON INCOME
Corporate income tax rate	23.00%	23.00%
Average tax rate	23.00%	23.00%
Foreign subsidiaries | U.S.
TAXES ON INCOME
Corporate income tax rate	21.00%
Foreign subsidiaries | Germany
TAXES ON INCOME
Corporate income tax rate	31.40%